Loss before taxation	12 Months Ended
Dec. 31, 2021
Loss before taxation
Loss before taxation

6Loss before taxation

Loss before taxation is arrived at after charging:

(a) Finance costs

	Year ended December 31,
	2021	2020	2019
	$	$	$

Interest expenses on lease liabilities (notes 9(a) and 18(b))	205,915	49,400	64,107
Imputed interest on deferred consideration	22,235	9,513	—
Changes in the carrying amount of preference shares liabilities (note 26)	5,009,847	—	—
Other interest expenses	33	654	5,283
	5,238,030	59,567	69,390

(b) Staff costs

	Year ended December 31,
	2021	2020	2019
	$	$	$
Salaries, wages and other benefits	76,622,503	16,019,896	7,121,390
Contributions to defined contribution retirement plan	562,427	219,440	192,241
Equity-settled share-based payment expenses	22,141,614	1,229,312	2,515,276
	99,326,544	17,468,648	9,828,907

During the year ended December 31, 2021, staff costs of $48,414,622, $1,299,320, $42,669,294 and $6,943,308 are included in direct costs, selling and distribution expenses, administrative and other operating expenses and research and development expenses, respectively.During the year ended December 31, 2020, staff costs of $5,377,536, $675,418, $9,359,041 and $2,056,653 are included in direct costs, selling and distribution expenses, administrative and other operating expenses and research and development expenses, respectively. During the year ended December 31, 2019, staff costs of $481,792, $376,102, $6,089,156 and $2,881,857 are included in direct costs, selling and distribution expenses, administrative and other operating expenses and research and development expenses, respectively.

(c) Other items

	Year ended December 31,
	2021	2020	2019
	$	$	$
Cost of inventories (note 15)	52,701,330	10,412,753	4,383,747
Depreciation charge (note 9)
– owned property, plant and equipment	2,745,549	708,637	617,334
– right-of-use assets	1,542,566	583,835	506,738
Amortization of intangible assets (note 10)	3,058,527	1,133,564	1,110,516
Write-off on property, plant and equipment	476,431	—	—
Auditor’s remuneration	1,221,439	566,553	56,763
Miscellaneous laboratory charges	13,953	12,892	15,529

During the year ended December 31, 2021, depreciation and amortization charges of $1,182,134, $6,018,632 and $145,876 are included in direct costs, administrative and other operating expenses and research and development expenses, respectively. During the year ended December 31, 2020, depreciation and amortization charges of $462,809, $1,900,065 and $63,162 are included in direct costs, administrative and other operating expenses and research and development expenses, respectively. During the year ended December 31, 2019, depreciation and amortization charges of $348,249, $1,798,790 and $87,549 are included in direct costs, administrative and other operating expenses and research and development expenses, respectively